Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Amounts Included in Balance Sheets	Amounts due to or from related parties on the Consolidated Balance Sheets were measured at the exchange amount and were as follows:

As at	December 31, 2022	December 31, 2021
Due from related parties
Accounts receivable (a)	$1	$7
Due to related parties
Accounts payable (b)	$1	$7
(a)Receivables from affiliates.
(b)Payables to affiliates.

Schedule of Related Party Transactions
The following transactions with related parties have been recorded on the Consolidated Statements of Income for the years ended December 31, 2022 and 2021:

Year Ended December 31	2022	2021
Cost of sales (a)	$7	$6
(a)In the ordinary course of business, AltaGas obtained natural gas storage services from a joint venture.